Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Disclosure of critical accounting estimates and judgments [Line Items]
Disclosure of accounting judgements and estimates [text block]
4.	Critical accounting estimates and judgments

The preparation of financial statements requires management to use judgment in applying its accounting policies and estimates and assumptions about the future. Estimates and other judgments are continuously evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable in the circumstances. The following discusses the most significant accounting judgments and estimates that the Company has made in the preparation of the financial statements:

Determination of investment entity status

When the Company submitted its application to the TSX-V for a change of business Management on November 11, 2016, management considered all the available facts and concluded that the Company met all of three criteria set forth in IFRS 10.27 to become an investment entity as defined in IFRS 10 (Note 1):

⋅	Obtains funds from one or more investors for the purpose of providing those investor(s) with investment management services;
⋅	commits to its investors that its business purpose is to invest funds solely for returns from capital appreciation, investment income, or both; and
⋅	measures and evaluates the performance of substantially all of its investments on a fair value basis.

In addition, management considers the Company has all of the typical characteristics of an investment entity set forth in IFRS 10.28:

⋅
it has more than one investment (On November 11, 2016, the Company had one investment in Minco Silver and was in the process of acquiring its investment in EI Olivar Imperial SAC, which was completed before the year ended December 31, 2016);

⋅	it has more than one investor ;
⋅	it has investors that are not related parties of the entity; and
⋅	it has ownership interests in the form of equity.

Fair value of investments measured at FVTPL

The Company's investments are recorded in the Consolidated Statements of Financial Position at fair value. Management uses their judgment to select a variety of methods and make assumptions that are not always supported by quantifiable market prices or rates. Judgment is required in order to determine the appropriate valuation methodology under this standard and subsequently in determining the inputs into the valuation model used. These judgments include assessing the future earnings potential of investee companies, appropriate earnings multiples to apply, adjustments to comparable multiples, liquidity and net assets. In making estimates and judgments, management relies on external information and observable conditions where possible, supplemented by internal analysis as required. These estimates have been applied in a manner consistently and there are no known trends, commitments, events or uncertainties that the Company believes will materially affect the methodology or assumptions utilized in making these estimates in these Financial Statements. Accordingly, actual values realized in future market transactions may differ from the estimates presented in these Financial Statements and the differences may be material. The use of different market assumptions and/or valuation methodologies may have a material effect on the estimated fair values of various assets and liabilities.

The fair values of financial instruments with quoted bid and ask prices are based on the price within the bid-ask spread that are most representative of fair value and may include closing prices in exchange markets. The fair value of the other financial instruments is determined using the valuation techniques described in Note 14.

Minco Silver Corp [Member]
Disclosure of critical accounting estimates and judgments [Line Items]
Disclosure of accounting judgements and estimates [text block]
4.	Critical accounting estimates and judgments

The preparation of financial statements requires management to use judgment in applying its accounting policies and estimates and assumptions about the future. Estimates and other judgments are continuously evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. The following discusses the most significant accounting judgment that the company has made in the preparation of the financial statements:

Impairment

In accordance with the Company’s accounting policy, the Company’s mineral interest is evaluated every reporting period to determine whether there are any indications of impairment. If any such indication exists, which is judgmental, a formal estimate of recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash generating group of assets is measured at the higher of fair value less costs to sell and value in use.

The evaluation of asset carrying values for indications of impairment includes consideration of both external and internal sources of information, including such factors as market and economic conditions, commodity prices, future plans for the Company’s mineral properties and mineral resources and/or reserve estimates.

Management has assessed for impairment indicators for the Company’s mineral interests and has concluded that no indicators of impairment were identified and the Company plans to continue with its objective of developing the combined Fuwan / Changkeng project.